Debt - Estimated Future Payments for the Debt Based on the Amount Outstanding (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
2025	$ 424
2026	72
2027	385,000
Total	385,496
Term Loan
Debt Instrument [Line Items]
2027	355,000
Total	355,000
Revolving Credit Facility
Debt Instrument [Line Items]
2027	30,000
Total	30,000
Other
Debt Instrument [Line Items]
2025	424
2026	72
Total	$ 496